EMPLOYEE BENEFIT PLANS (Details 10) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
EMPLOYEE BENEFIT PLANS
Percentage change in healthcare cost trend assumptions which has no material effect on liability related to prescription drug benefit provided to employees	1.00%
Period for which the annualized return on Barclay's short treasury index is considered for assessment of reasonableness of long term rate of return assumption (in years)	20
Period for which the average return on Barclay's short treasury index is considered for assessment of reasonableness of long term rate of return assumption (in years)	20
401 (k) Plan
Employee contribution, maximum percentage of eligible annual compensation	25.00%
Maximum annual contribution by employee	$ 16,500
Minimum age required to be eligible to make catch-up contribution (in years)	50
Maximum additional contribution over and above regular annual contribution limits	5,500
Maximum employer matching contribution (as a percent)	4.00%
Expenses recorded due to adopting a cash match for employee contributions to the 401(k) plan	5,600,000	5,100,000	4,600,000
Amount of expenses recorded under a plan that provides supplemental matching contributions in excess of limits imposed	$ 400,000	$ 200,000	$ 300,000
Deferred Compensation Plan
Common stock equivalents credited to participants (in shares)	886,600